Other Assets (Detail) ¥ in Millions, $ in Millions		Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Prepaid Expense and Other Assets [Abstract]
Inventories		¥ 6,200	$ 887	¥ 5,989
Advances to suppliers		5,180	741	3,048
VAT prepayments		3,215	460	2,262
Contract assets, net		1,904	272	2,353
Receivables from online payment agencies		1,144	164	1,033
Others		5,102	729	4,133
Total other current assets		22,745	3,253	18,818
Long-term advances to suppliers		17,997	2,574	8,870
Loan due from PAG	[1]	4,474	640	3,814
Prepaid licensed copyrights		3,507	501	2,289
Others		1,577	226	1,842
Total other non-current assets		¥ 27,555	$ 3,941	¥ 16,815

[1]	In 2024, iQIYI entered into facility agreement with PAG and provided PAG loan facilities up to US$523 million in aggregate, with an interest rate of 6% per annum. In October 2025, iQIYI entered into another facility agreement with PAG which provided an additional loan facility of US$114 million, with an interest rate of 4.5% per annum. Both loans will due on the date which PAG and its affiliates cease to hold any portion of the iQIYI PAG Convertible Notes (Note 15).